10-Q Receivables and allowance for expected credit losses (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable, Noncurrent, 90 Days or More Past Due, Still Accruing	$ 11.6	$ 11.2	$ 10.0